FIXED ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule Of Net Fixed Assets
	December 31,
	2016	2015
	US Dollars in thousands
Cost:
Machinery and equipment	32,751	35,604
Leasehold improvements	8,124	8,525
Motor vehicles	46	45
Office furniture and equipment	234	1,356

	41,155	45,530
Accumulated depreciation:

Machinery and equipment	(25,890)	(27,489)
Leasehold improvements	(6,598)	(6,695)
Motor vehicles	(37)	(35)
Office furniture and equipment	(177)	(1,244)
	(32,702)	(35,463)

Depreciated cost	8,453	10,067